Off-balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 22,617,220	$ 18,181,314
Values to be Credited	24,268,481	20,604,627
Values for Collection	$ 231,487,473	$ 280,252,236